GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 6

GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Goodwill

The following table is a summary of the activity in goodwill by segment.

(in millions)	Americas	EMEA	APAC	Total
December 31, 2015	$2,144	$341	$202	$2,687
Additions	3	—	—	$3
Currency translation and other adjustments	(76)	(12)	(7)	$(95)
December 31, 2016	$2,071	$329	$195	$2,595
Additions	242	38	23	303
Currency translation and other adjustments	161	25	15	201
December 31, 2017	$2,474	$392	$233	$3,099

As of December 31, 2017, there were no reductions in goodwill relating to impairment losses.

As discussed in Note 17 – Segment Information, in 2017, Baxter announced a change in its commercial structure to improve performance, optimize costs, increase speed in the decision-making process and drive improved accountability across the company. This resulted in a change in the company’s operating segments and reporting units. The company allocated goodwill to its new reporting units using a relative fair value approach. In addition, the company completed an assessment of any potential goodwill impairment for all reporting units immediately prior to and after the reallocation and determined that no impairment existed.

Other Intangible Assets, Net

The following table is a summary of the company’s other intangible assets.

(in millions)	Developed technology, including patents	Other amortized intangible assets	Indefinite-lived intangible assets	Total
December 31, 2017
Gross other intangible assets	$2,002	$435	$172	$2,609
Accumulated amortization	(1,010)	(225)	—	(1,235)
Other intangible assets, net	$992	$210	$172	$1,374
December 31, 2016
Gross other intangible assets	$1,690	$384	$57	$2,131
Accumulated amortization	(855)	(165)	—	(1,020)
Other intangible assets, net	$835	$219	$57	$1,111

Intangible asset amortization expense was $154 million in 2017, $163 million in 2016, and $158 million in 2015. The anticipated annual amortization expense for definite-lived intangible assets recorded as of December 31, 2017 is $163 million in 2018, $158 million in 2019, $152 million in 2020, $147 million in 2021 and $145 million in 2022.

In 2016, the company recorded an impairment charge of $27 million related to an indefinite-lived intangible asset (acquired IPR&D) relating to its in-center hemodialysis program. The asset was written down to estimated fair value and recorded in R&D expenses. Additionally, the company recorded an impairment charge of $51 million, of which $41 million was related to a developed technology asset, relating to the company’s synthetic bone repair products business which was acquired from ApaTech Limited in 2010. The assets of the business were written down to estimated fair value and the impairment charge was recorded in cost of sales.

In 2015, the company recorded impairments of approximately $10 million related to acquired IPR&D and $13 million related to developed technology.